COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of future payments
The Company has committed to certain payments as follows:

	2019	2020	2021	2022	2023	Thereafter
Product transportation and pipeline	$692	$664	$620	$516	$381	$3,991
North West Redwater Partnership service toll (1)	$86	$126	$157	$158	$157	$2,858
Offshore equipment operating leases	$94	$73	$75	$8	$—	$—
Office leases	$42	$42	$39	$31	$32	$89
Other	$85	$35	$32	$32	$31	$424

(1)
Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt portion of the monthly cost of service toll, which currently consists of interest and fees, with principal repayments beginning in 2020. Included in the service toll is $1,301 million of interest payable over the 30 year tolling period. See note 10.